Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We maintain a Clawback Policy that complies with the requirements of Exchange Act Rule 10D-1. The Clawback Policy provides that, in the event that the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material noncompliance with any financial reporting requirement under the securities laws, the Compensation Committee shall take all necessary steps, unless determined to be financially impracticable, to cancel all or any portion of any outstanding incentive compensation, including annual bonuses and other short- and long-term cash, equity and equity-based incentive awards, which is in excess of the compensation the Company’s current and former executive officers (as determined by the Board in accordance with Rule 10D-1 promulgated under the Exchange Act and Nasdaq listing standards) would have earned for the relevant fiscal period(s) had the accounting restatement not occurred.